Performance Management	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]	No performance information is presented because the Fund commenced investment operations on March 26, 2025.
Performance One Year or Less [Text]	No performance information is presented because the Fund commenced investment operations on March 26, 2025.
Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]	No performance information is presented because the Fund commenced investment operations on March 26, 2025.
Performance One Year or Less [Text]	No performance information is presented because the Fund commenced investment operations on March 26, 2025.